CALAMOS® FAMILY OF FUNDS

Supplement dated March 13, 2017 to the

CALAMOS® FAMILY OF FUNDS Prospectuses for

Class A, B, and C and Class I, R, and T, both dated February 28, 2017,

and the Statement of Additional Information, dated February 28, 2017

Effective March 6, 2017, the Total Return Bond Fund is jointly managed by John P. Calamos, Sr., R. Matthew Freund, John Hillenbrand, Eli Pars, Jon Vacko, and Chuck Carmody. Accordingly, effective immediately, any conflicting information in the Class A, B and C Prospectus, Class I, R and T Prospectus, or Statement of Additional Information is deleted, and the following table replaces the table listing the Total Return Bond Fund’s portfolio managers on page 44 of the Class A, B and C Prospectus, and on page 42 of the Class I, R and T Prospectus:

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Founder, Chairman, and Global CIO
R. Matthew Freund	since November 2016	SVP, Sr. Co-Portfolio Manager
John Hillenbrand	8 years	SVP, Sr. Co-Portfolio Manager
Eli Pars	3 years	SVP, Sr. Co-Portfolio Manager
Jon Vacko	2 years	SVP, Sr. Co-Portfolio Manager
Chuck Carmody	1 year	VP, Co-Portfolio Manager

Effective March 6, 2017, the High Income Fund is jointly managed by John P. Calamos, Sr., R. Matthew Freund, John Hillenbrand, Eli Pars, Jon Vacko, and Chuck Carmody. Accordingly, effective immediately, any conflicting information in the Class A, B and C Prospectus, Class I, R and T Prospectus, or Statement of Additional Information is deleted, and the following table replaces the table listing the High Income Fund’s portfolio managers on page 49 of the Class A, B and C Prospectus, and on page 46 of the Class I, R and T Prospectus:

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Founder, Chairman and Global CIO
R. Matthew Freund	since November 2016	SVP, Sr. Co-Portfolio Manager
John Hillenbrand	13 years	SVP, Sr. Co-Portfolio Manager
Eli Pars	3 years	SVP, Sr. Co-Portfolio Manager
Jon Vacko	2 years	SVP, Sr. Co-Portfolio Manager
Chuck Carmody	1 year	VP, Co-Portfolio Manager

Please retain this supplement for future reference.

MFSPT 03/17